SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful account	$ 10,925	$ 4,208
ROU assets	17,828
Operating lease liabilities	17,828
Major Customer Far East Region [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful account	$ 10,000	$ 3,000